Note 15 - Plant Restructuring	12 Months Ended
Mar. 31, 2024
Notes to Financial Statements
Restructuring and Related Activities Disclosure [Text Block]

15. Plant Restructuring

The following table summarizes the restructuring charges recorded and the accruals established during fiscal years 2024, 2023 and 2022 (in thousands):

	Severance	Other
	Payable	Costs	Total

Balance March 31, 2021	$-	$-	$-
Charge to expense	-	70	70
Cash payments/write offs	-	(70)	(70)
Balance March 31, 2022	-	-	-
Charge to expense	361	3,189	3,550
Cash payments/write offs	(244)	(3,189)	(3,433)
Balance March 31, 2023	117	-	117
Charge to expense	213	212	425
Cash payments/write offs	(330)	(212)	(542)
Balance March 31, 2024	$-	$-	$-

The restructuring charges pertain to the Vegetable reportable segment. During fiscal year 2024, the Company incurred minimal restructuring charges which were partly driven by the Company’s decision to cease its Northeast trucking fleet operations, in addition to charges associated with plants that were closed in previous periods. During fiscal year 2023, the Company incurred restructuring charges primarily due to ceasing production of green beans at a plant in the Northeast. The charges mainly consisted of severance and write-downs of production equipment that was to be scrapped or sold. During fiscal year 2022, the Company incurred restructuring charges primarily related to plants that were closed in previous periods, including severance, health care costs, and lease impairments, amongst other minor changes.